Note 34 - Related Party Transactions - Schedule of Management Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Salaries and other short-term employee benefits	$ 3,049,330	$ 2,088,394	$ 2,282,050
Post-employment benefits	56,855	40,875	3,283
Share-based compensation expenses	2,772,904	201,908	762,014
Key management personnel compensation	$ 5,879,089	$ 2,331,177	$ 3,047,347